Sep. 09, 2016
Homestead Funds, Inc.

Supplement Dated January 1, 2017
to the Prospectus Dated September 9, 2016

This supplement revises certain information contained in the above-referenced prospectus (the "Prospectus") regarding the Value Fund, a series of Homestead Funds, Inc.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds' website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effectively immediately, the following changes are made to the Prospectus:

Value Fund.  Under the section titled "Fund Summaries – Value Fund – Performance" on page 13 of the Prospectus, the first paragraph is deleted in its entirety and is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.  As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

The table of average annual total returns is deleted in its entirety and is replaced with the following:

Average Annual Total Returns for periods ended 12/31/15
	1 YR	5 YR	10 YR
Returns Before Taxes	(1.28)%	11.90%	6.89%
Returns after taxes on distributions	(3.23)%	10.84%	5.93%
Returns after taxes on distributions and sale of fund shares	0.22%	9.10%	5.21%
Standard & Poor's 500 Value Stock Index (reflects no deduction for fees, expenses or taxes)	(3.13)%	10.96%	5.80%
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%